SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION [Abstract]
Reconciliation of Non-current Assets by Geographical Location
	2019	2018
	US$000	US$000

United States of America	119,828	65,616
	119,828	65,616